Loans and Related Allowance for Credit Losses, Troubled Debt Restructurings Modifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 2,883	$ 2,864
Financial effects of modifications [Abstract]
Charge-offs	$ 23	$ 77
Weighted average interest rate reduction	10.02%	10.84%
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, troubled debt restructuring	$ 9,200
Loans and leases receivable, impaired, commitment to lend	434
Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	523	$ 1,212
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 20
Weighted average interest rate reduction	7.51%	1.11%
Total Commercial [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 397	$ 890
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 20
Weighted average interest rate reduction	10.69%	0.81%
Total Commercial [Member] | Commercial real estate [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 124	$ 315
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0
Weighted average interest rate reduction	0.92%	1.28%
Total Commercial [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 2	$ 7
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%
Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 2,360	$ 1,652
Financial effects of modifications [Abstract]
Charge-offs	$ 23	$ 57
Weighted average interest rate reduction	10.14%	12.01%
Total Consumer [Member] | Residential mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 1,727	$ 1,394
Financial effects of modifications [Abstract]
Charge-offs	$ 6	$ 3
Weighted average interest rate reduction	1.61%	1.80%
Total Consumer [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 311	$ 106
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0
Weighted average interest rate reduction	20.33%	19.12%
Total Consumer [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 72	$ 136
Financial effects of modifications [Abstract]
Charge-offs	$ 16	$ 54
Weighted average interest rate reduction	4.33%	3.82%
Total Consumer [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 22	$ 19
Financial effects of modifications [Abstract]
Charge-offs	$ 1	$ 0
Weighted average interest rate reduction	11.48%	11.83%
Trial modifications [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, trial modification, troubled debt restructuring, post modification	$ 228	$ (3)
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%
Principal forgiveness [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 27	$ 44
Principal forgiveness [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	24	43
Principal forgiveness [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	24	2
Principal forgiveness [Member] | Total Commercial [Member] | Commercial real estate [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	41
Principal forgiveness [Member] | Total Commercial [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0
Principal forgiveness [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	3	1
Principal forgiveness [Member] | Total Consumer [Member] | Residential mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1	0
Principal forgiveness [Member] | Total Consumer [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0
Principal forgiveness [Member] | Total Consumer [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	2	1
Principal forgiveness [Member] | Total Consumer [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0
Principal forgiveness [Member] | Trial modifications [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, trial modification, troubled debt restructuring, post modification	0	0
Interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	742	222
Interest rate reduction [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	36	24
Interest rate reduction [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	24	9
Interest rate reduction [Member] | Total Commercial [Member] | Commercial real estate [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	12	15
Interest rate reduction [Member] | Total Commercial [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0
Interest rate reduction [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	706	198
Interest rate reduction [Member] | Total Consumer [Member] | Residential mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	369	70
Interest rate reduction [Member] | Total Consumer [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	311	106
Interest rate reduction [Member] | Total Consumer [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	7	4
Interest rate reduction [Member] | Total Consumer [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	19	18
Interest rate reduction [Member] | Trial modifications [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, trial modification, troubled debt restructuring, post modification	0	0
Primary modification type, Other concessions [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	2,114	2,598
Primary modification type, Other concessions [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	463	1,145
Primary modification type, Other concessions [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	349	879
Primary modification type, Other concessions [Member] | Total Commercial [Member] | Commercial real estate [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	112	259
Primary modification type, Other concessions [Member] | Total Commercial [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	2	7
Primary modification type, Other concessions [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1,651	1,453
Primary modification type, Other concessions [Member] | Total Consumer [Member] | Residential mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1,357	1,324
Primary modification type, Other concessions [Member] | Total Consumer [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0
Primary modification type, Other concessions [Member] | Total Consumer [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	63	131
Primary modification type, Other concessions [Member] | Total Consumer [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	3	1
Primary modification type, Other concessions [Member] | Trial modifications [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, trial modification, troubled debt restructuring, post modification	228	(3)
Financial effects of modification, Recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	742	221
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	36	23
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	24	9
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member] | Commercial real estate [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	12	14
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	706	198
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Residential mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	369	70
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	311	106
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	7	4
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	19	18
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Trial modifications [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, trial modification, troubled debt restructuring, post modification	0	0
Loans remodified [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 445	$ 737